Cash and cash equivalents (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash and cash equivalents [Abstract]
Cash at bank and in hand	$ 32,213	$ 41,390
Cash equivalents	54,918	37,030
Cash and cash equivalents	87,131	$ 78,420	$ 96,895	$ 165,955
Proceeds from sale portion of other financial assets	15,000
Proceeds from redemption of marketable securities	$ 14,100